Consolidated statement of changes in equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Effect of transactions relating to non-controlling interests	$ (310)	[1]
Non-controlling interests
Effect of transactions relating to non-controlling interests	(278)	[1]
Athene | Non-controlling interests
Effect of transactions relating to non-controlling interests	$ (278)

[1]	The $(278) million in 2021 related to the derecognition of Athene’s non-controlling interest upon the demerger of Jackson.